Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000774013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 26, 2018
Prospectus Date	rr_ProspectusDate	Oct. 26, 2018